Equity - Schedule of Right to Purchase One Common Stock Option Held (Details) - Common Stock [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Right to Purchase One Common Stock Option Held [Line Items]
Outstanding	524	747
Vested	437	572
Weighted average exercise price ($) (in Dollars per share)	$ 2,268.18	$ 2,347.25
Stock Option One [Member]
Schedule of Right to Purchase One Common Stock Option Held [Line Items]
Outstanding	316	459
Vested	316	450
Expiry date	Feb. 08, 2031	Feb. 08, 2031
Weighted average exercise price ($) (in Dollars per share)	$ 840	$ 840
Stock Option Two [Member]
Schedule of Right to Purchase One Common Stock Option Held [Line Items]
Outstanding	25	25
Vested	25	25
Expiry date	Feb. 27, 2031	Feb. 27, 2031
Weighted average exercise price ($) (in Dollars per share)	$ 840	$ 840
Stock Option Three [Member]
Schedule of Right to Purchase One Common Stock Option Held [Line Items]
Outstanding	12	4
Vested	8	2
Expiry date	Sep. 30, 2032	Apr. 25, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 1,876	$ 840
Stock Option Four [Member]
Schedule of Right to Purchase One Common Stock Option Held [Line Items]
Outstanding	57	11
Vested	39	7
Expiry date	Sep. 30, 2032	Jun. 01, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 7,000	$ 1,876
Stock Option Five [Member]
Schedule of Right to Purchase One Common Stock Option Held [Line Items]
Outstanding	57	11
Vested	31	6
Expiry date	May 01, 2033	Sep. 30, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 7,000	$ 1,876
Stock Option Six [Member]
Schedule of Right to Purchase One Common Stock Option Held [Line Items]
Outstanding	57	57
Vested	18	32
Expiry date	Mar. 05, 2024	Sep. 30, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 1,400	$ 7,000